Consolidated Statements of Cash Flow - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities:
Net (loss) income	$ (3,498,152)	$ (5,798,578)	$ (22,245,656)	$ (2,577,721)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Depreciation and amortization	17,727	502,871	41,833	14,945
Imputed interest		15,920	15,920	87,213
Interest expense - amortization of debt discounts	1,349,626		5,932,883	26,993
Additional non-cash interest expense due to debt restructuring	544,256
Stock compensation expense	94,531	2,977,264	7,033,145	160,611
Loss in extinguishment of debt - related party		297,138	297,138
Change in fair value of derivative liability	(77,616)	(49,533)	(1,029,530)	61,029
Loss in extinguishment of debt		55,525	163,466
Accretion expense - excess derivative liability	287,755		245,199	108,000
Impairment of intangibles assets				240,000
Net changes in operating assets & liabilities:
Accounts receivable	124,666	165,590	(29,959)	(213,422)
Prepaid expense, deposits and other current assets	395,960	(181,023)	(230,954)	(219,000)
Accounts payable, accrued liabilities, due to affiliates, and other long-term liabilities	(120,386)	386,708	1,836,156	343,801
Net cash used in operating activities	(881,633)	(1,628,118)	(7,970,359)	(1,967,551)
Cash flows from investing activities:
Purchases of property, plant, and equipment		(5,220)	(33,900)	(79,737)
Purchases of intangible assets	(93,491)	(1,765)	(390,936)
Cash paid for Tongji public shell company				(240,000)
Cash received from acquisition of Magiclytics		76	76
Net cash used in investing activities	(93,491)	(6,909)	(424,760)	(319,737)
Cash flows from financing activities:
Shares issued for cash	364,903		963,061
Borrowings from related party note payable		135,000	244,803	2,162,562
Repayment to related party convertible note payable	(105,822)	(137,500)	(137,500)
Borrowings from convertible notes payable	515,625	3,538,000	8,041,501	162,500
Repayment to convertible notes payable	(18,119)		(455,000)
Net cash provided by financing activities	756,587	3,535,500	8,656,865	2,325,062
Net increase in cash and cash equivalents	(218,537)	1,900,473	261,746	37,774
Cash and cash equivalents at beginning of period	299,520	37,774	37,774
Cash and cash equivalents at end of period	80,983	1,938,247	299,520	37,774
Cash paid during the period for:
Interest
Income taxes
Supplemental disclosure of non-cash investing and financing Activities:
Warrants issued in connection with debt			211,633
Reclass of derivative liability to APIC			91,519	27,040
Shares issued for conversion from convertible note payable	89,366	13,000	1,040,181	7,500
Shares issued to settle accounts payable		$ 148,510	$ 471,443	$ 50,000